Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Total cost	$ 37,467	$ 24,359
Accumulated depreciation and amortization	19,169	15,664
Property & equipment, net	$ 18,298	8,695
Residence leasehold improvements
Property, Plant and Equipment
Useful life	3 years
Total cost	$ 15,302	8,322
Internal-use software
Property, Plant and Equipment
Useful life	3 years
Total cost	$ 13,559	7,947
Corporate office leasehold improvements
Property, Plant and Equipment
Useful life	3 years
Total cost	$ 5,156	5,156
Computer equipment
Property, Plant and Equipment
Useful life	3 years
Total cost	$ 1,436	1,265
Furniture, fixtures and equipment
Property, Plant and Equipment
Useful life	5 years
Total cost	$ 1,208	1,354
Residence vehicles
Property, Plant and Equipment
Useful life	5 years
Total cost	$ 806	$ 315